EARNINGS PER SHARE:	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE:
EARNINGS PER SHARE:

15. EARNINGS PER SHARE:

Basic and diluted earnings per common share ("EPS") were computed using the following share data:

	YearendedDecember31,
($inmillions,exceptpershareamounts;sharesinthousands)	2011	2010	2009
EPS Numerator:
Amounts attributable to Rockwood Holdings,Inc.:
Income from continuing operations	$291.1	$220.0	$4.3
Income from discontinued operations	0.9	19.4	16.8
Gain on sale of discontinued operations, net of tax	119.3	-	-
Net income	$411.3	$239.4	$21.1

EPS Denominator:
Basic weighted average number of common shares outstanding	76,555	74,985	74,096
Effect of dilutive stock options and other incentives	3,310	3,108	755
Diluted weighted average number of common shares outstanding and common stock equivalents	79,865	78,093	74,851

Basic earnings per common share attributable to Rockwood Holdings,Inc.:
Earnings from continuing operations	$3.80	$2.93	$0.06
Earnings from discontinued operations, net of tax	1.57	0.26	0.22
Basic earnings per common share	$5.37	$3.19	$0.28

Diluted earnings per common share attributable to Rockwood Holdings,Inc.:
Earnings from continuing operations	$3.64	$2.82	$0.06
Earnings from discontinued operations, net of tax	1.51	0.25	0.22
Diluted earnings per common share	$5.15	$3.07	$0.28

Stock options under employee compensation plans representing common stock of 1,265,435 shares and 1,069,304 shares were outstanding as of December31, 2010 and 2009, respectively, but were not included in the computation of diluted earnings per common share because their inclusion would have had an anti-dilutive effect.